File No. 33-8982

ICA No. 811-4852

As filed with the Securities and Exchange Commission on February 25, 2021.

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 186
And

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 187

VICTORY PORTFOLIOS

(Exact name of Registrant as Specified in Trust Instrument)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44114

(Address of Principal Executive Offices)

(800) 539-3863

(Area Code and Telephone Number)

Copy to:

Charles Booth	Christopher K. Dyer	Jay G. Baris
Citi Fund Services Ohio, Inc.	Victory Portfolios	Sidley Austin LLP
4400 Easton Commons, Suite 200	4900 Tiedeman Road, 4th Floor	787 Seventh Avenue
Columbus, Ohio 43219	Brooklyn, OH 44144	New York, New York 10019
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

□Immediately upon filing pursuant to paragraph(b) x    On (March 10, 2021) pursuant to paragraph (b)

□60 days after filing pursuant to paragraph (a)(1)

□On (date) pursuant to paragraph (a)(1)

□75 days after filing pursuant to paragraph (a)(2)

□On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

xThis post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 186 to the Registration Statement on Form N-1A for Victory Portfolios is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until March 10, 2021, the effectiveness of Post-Effective Amendment No. 185 ("PEA No. 185"), which was filed with the Securities and Exchange Commission (the "Commission") via EDGAR on December 16, 2020, accession number 0001683863-20-015210. Since no other changes are intended to be made to PEA No. 185 by means of this filing, Parts A, B and C of PEA No. 185 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 25th day of February, 2021.

VICTORY PORTFOLIOS

(REGISTRANT)

By:/s/ Christopher K. Dyer

Christopher K. Dyer, President

(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of February, 2021.

Signature	Title

/s/ Christopher K. Dyer	President (Principal Executive Officer)

Christopher K. Dyer
/s/ Allan Shaer	Treasurer (Principal Accounting Officer and Principal Financial Officer)

Allan Shaer
*	Chairman of the Board and Trustee
Leigh A. Wilson
*	Trustee
David Brooks Adcock
*	Trustee
Nigel D.T. Andrews
*	Trustee
E. Lee Beard
*	Trustee
David C. Brown
*	Trustee
Dennis M. Bushe
*	Trustee
John L. Kelly
*	Trustee
David L. Meyer
*	Trustee
Gloria S. Nelund
*By: /s/ Jay G. Baris

Jay G. Baris
Attorney-in-Fact